Consolidated Statements of Income and Comprehensive Income - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income and Comprehensive Income
Revenue	₽ 18,085,164	₽ 15,968,033	₽ 8,282,107
Operating costs and expenses (exclusive of depreciation and amortization)	(9,977,452)	(7,949,215)	(4,691,300)
Depreciation and amortization	(1,185,745)	(1,066,284)	(750,558)
Finance income	215,963	243,108	59,329
Finance costs	(795,361)	(659,579)	(409,545)
Changes in put liability to non-controlling participants in subsidiary	(97,668)	(32,467)
Net foreign exchange (loss)/gain	(302,862)	1,424	83,030
Gain on remeasurement of previously held interest in equity accounted investees		223,308
Goodwill impairment	(657,032)
Impairment of equity-accounted investees	(218,126)
Share of loss of equity-accounted investees (net of income tax)	(55,563)	(17,925)	(49,181)
Other income	224,677	157,202	47,715
Profit before income tax	5,235,995	6,867,605	2,571,597
Income tax expense	(1,544,501)	(1,374,834)	(685,772)
Net income for the year	3,691,494	5,492,771	1,885,825
Attributable to:
Owners of the Company	3,651,810	5,390,677	1,748,960
Non-controlling interest	39,684	102,094	136,865
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(3,101)	(1,822)	15,109
Total comprehensive income, net of tax	3,688,393	5,490,949	1,900,934
Attributable to:
Owners of the Company	3,638,892	5,388,139	1,762,011
Non-controlling interest	₽ 49,501	₽ 102,810	₽ 138,923
Earnings per share
Basic (in Russian Roubles per share)	₽ 72.65	₽ 106.75	₽ 34.84
Diluted (in Russian Roubles per share)	₽ 70.86	₽ 103.96	₽ 33.90